MATCH FUNDED LIABILITIES	6 Months Ended
Jun. 30, 2012
MATCH FUNDED LIABILITIES
6.	MATCH FUNDED LIABILITIES

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

				Unused Borrowing Capacity(3)	Balance Outstanding
Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)		June 30, 2012	December 31, 2011
Class A-1 Term Note	1-Month LIBOR + 225 bps(4)	Aug. 2043	Aug. 2013	$—	$288,129	$—
Class A-2 Variable Funding Note	1-Month LIBOR + 250 bps(4)	Aug. 2043	Aug. 2013	145,842	54,158	—
Class B Term Note(4)	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	13,430	—
Class C Term Note(4)	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	12,750	—

				$145,842	$368,467	$—

(1)	The weighted average interest rate at June 30, 2012 was 2.78%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of June 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.
(4)	If either the Class B Notes or the Class C Notes are not paid in full by November 2012, the margins over the 1-Month LIBOR rate on the Class A-1 Term Notes and Class A-2 Variable Funding Notes will increase by 1.00% per annum. Additional increases of 1.00% per annum will apply beginning in February 2013 and in May 2013 for the Class A-1 Term Notes and Class A-2 Variable Funding Notes if either the Class B Notes or the Class C Notes have not been paid in full on or before such times.